License Agreements - 2022 Lilly License (Details) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 24, 2023	Dec. 08, 2022	Jun. 30, 2023	Dec. 31, 2022
License Agreements
Aggregate fair value of the shares issued			$ 4,488,000
Selling price per share			$ 2.040724
Shares issuable upon exercise of Z33 Series Seed Preferred Shares call option
License Agreements
Number of shares transferred			4,900,222
Stone Peach Properties, LLC
License Agreements
Right but not the obligation for purchase of issued shares, maximum percentage			50.00%
Purchase price per share			$ 2.448869
Threshold period from the date of agreement for purchase of issued shares			2 years
Right but not the obligation to sell the issued shares, maximum percentage			50.00%
Stone Peach Properties, LLC | Shares issuable upon exercise of Z33 Series Seed Preferred Shares call option
License Agreements
Number of shares transferred			4,900,222
Right but not the obligation for purchase of issued shares, maximum percentage			50.00%
Purchase price per share			$ 2.448869
Threshold period from the date of agreement for purchase of issued shares			2 years
Right but not the obligation to sell the issued shares, maximum percentage			50.00%
Selling price per share			$ 2.040724
Stone Peach Properties, LLC | Class A Ordinary shares
License Agreements
Number of Shares Issued on Exercise of Call Option	2,000,000
License agreement with Lilly
License Agreements
Amount of cash transferred		$ 7,000,000.0
Number of Class A ordinary shares agreed to issue upon the closing of the business combination				550,000
Issuance of ordinary shares to settle research and development license consideration liability				550,000
Aggregate fair value of the shares issued				$ 4,500,000
Amount of obligation to pay upon the completion of financing		3,000,000.0
Minimum gross proceeds from financing for obligation to pay		$ 100,000,000
Maximum amount of development and regulatory milestone payments				155,000,000.0
Maximum amount of sales milestone payments				$ 440,000,000.0
Maximum annual earned royalty at a marginal royalty rate		20.00%
Contingent payments due			$ 0
License agreement with Lilly | Shares issuable upon exercise of Z33 Series Seed Preferred Shares call option
License Agreements
Issuance of Z33 series seed preferred shares if the business combination was not consummated				4,702,867
License agreement with Lilly | Stone Peach Properties, LLC
License Agreements
Contingent payments due			$ 0